Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	1,938	$2,209
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$2,844	2,848
Panama Government International Bonds
4.979% (EUR006M + 2.488%) due 04/01/2027 «~	EUR	2,000	2,301

Total Loan Participations and Assignments (Cost $7,040)			7,358

CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 4.3%
American Express Co.
5.442% due 01/30/2036 •		$3,900	3,981
ARES Strategic Income Fund
5.450% due 09/09/2028		5,700	5,645
Athene Global Funding
5.033% due 07/17/2030		8,800	8,723
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,210	1,174
Barclays PLC
6.224% due 05/09/2034 •		500	526
7.437% due 11/02/2033 •		2,800	3,122
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,600	501
Credit Suisse AG AT1 Claim		$14,166	4,995
Deutsche Bank AG
3.547% due 09/18/2031 •		4,633	4,375
F&G Global Funding
5.875% due 01/16/2030		500	506
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		2,000	2,000
Ford Motor Credit Co. LLC
5.303% due 09/06/2029		1,800	1,794
5.800% due 03/08/2029		700	706
5.918% due 03/20/2028		1,900	1,924
7.350% due 11/04/2027		700	719
GA Global Funding Trust
5.500% due 04/01/2032		400	399
5.900% due 01/13/2035		900	908
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,100	2,380
GSPA Monetization Trust
6.422% due 10/09/2029		$113	113
Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	220
Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	2,008
HPS Corporate Lending Fund
5.950% due 04/14/2032		1,500	1,470
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	390
2.848% due 06/04/2031 •		300	278
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,143
Luca RE Ltd.
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~		$300	312
Nomura Holdings, Inc.
2.679% due 07/16/2030		409	375
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		3,900	3,177
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		1,800	1,809
Sumisho Air Lease Corp.
4.500% due 03/24/2029		4,400	4,364
Torrey Pines Re Ltd.
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		250	252
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,561
4.194% due 04/01/2031 •		250	244

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

VICI Properties LP
4.750% due 02/15/2028		1,650	1,650
Vitality Re XVI Ltd.
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	249
Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	2,100	2,446

			66,689

INDUSTRIALS 1.7%
Bayer U.S. Finance LLC
6.375% due 11/21/2030		$400	421
6.500% due 11/21/2033		200	215
Beignet Investor LLC
6.581% due 05/30/2049		8,980	9,165
Conagra Brands, Inc.
5.750% due 08/01/2035 (h)		1,100	1,112
CVS Pass-Through Trust
6.943% due 01/10/2030		18	19
DAE Funding LLC
3.375% due 03/20/2028		1,800	1,743
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,200	2,495
Hyatt Hotels Corp.
5.750% due 03/30/2032		$200	206
NTT Finance Corp.
4.876% due 07/16/2030		400	399
Petroleos del Peru SA
5.625% due 06/19/2047		2,160	1,546
Petroleos Mexicanos
6.350% due 02/12/2048		1,500	1,238
QatarEnergy
4.625% due 06/23/2029		1,200	1,193
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		6,200	6,183
Viper Energy Partners LLC
5.700% due 08/01/2035		500	508

			26,443

UTILITIES 0.2%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	522
3.000% due 06/15/2028		2,300	2,226
Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,271

			4,019

Total Corporate Bonds & Notes (Cost $91,854)			97,151

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		35	39
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		910	831

			870

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		110	112
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		45	47
6.725% due 04/01/2035		90	95
7.350% due 07/01/2035		71	76

			330

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		67	56

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		5	6

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	605	647

Total Municipal Bonds & Notes (Cost $2,164)		1,931

U.S. GOVERNMENT AGENCIES 98.6%
Federal Home Loan Mortgage Corp.
3.000% due 11/01/2032	1,921	1,855
3.500% due 05/01/2049	141	129
3.650% due 11/01/2043 (h)	10,290	8,844
4.000% due 07/01/2047 - 03/01/2049	471	448
5.000% due 01/01/2028 - 01/01/2055	1,552	1,542
5.500% due 01/01/2035 - 09/01/2055	3,942	4,011
5.500% due 09/01/2055 (h)	22,439	22,860
6.000% due 08/01/2027 - 10/01/2055	8,197	8,435
6.500% due 01/01/2029 - 03/01/2055	8,793	9,259
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	5,917	5,736
Federal Home Loan Mortgage Corp. REMICS
2.763% due 07/15/2036 •(a)	49	4
2.863% due 09/15/2036 •(a)	30	3
2.993% due 04/15/2036 •(a)	4	0
3.430% due 09/15/2041 •	134	123
3.445% due 02/15/2040 •	22	20
3.500% due 07/15/2042	549	510
4.007% due 05/15/2037 •	1	1
4.087% due 03/15/2037 •	11	11
4.107% due 11/15/2043 •	13	14
4.257% due 07/15/2041 •	19	19
4.407% due 08/15/2037 •	49	49
4.417% due 10/15/2037 •	7	7
4.427% due 05/15/2037 - 09/15/2037 •	52	53
4.568% due 11/25/2054 •	5,791	5,839
4.578% due 09/25/2055 •	39,672	40,084
4.613% due 07/25/2056 •	10,000	10,030
4.728% due 07/25/2055 - 09/25/2055 •	21,698	21,877
4.778% due 09/25/2055 •	5,566	5,632
4.828% due 02/25/2055 - 08/25/2055 •	10,223	10,330
4.878% due 10/25/2055 •	9,511	9,546
5.000% due 04/15/2041	371	373
5.128% due 11/25/2054 •	4,636	4,667
5.500% due 03/15/2034	31	32
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.144% due 07/25/2044 •	1	1
Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	2,610	2,510
3.500% due 02/01/2043 - 09/01/2048	1,770	1,635
4.500% due 04/01/2028 - 12/01/2054	4,965	4,831
4.500% due 12/01/2054 (h)	9,413	9,140
5.000% due 02/01/2027 - 12/01/2054	1,937	1,923
5.500% due 02/01/2027 - 10/01/2054	4,357	4,438
5.500% due 11/01/2054 (h)	5,389	5,503
5.570% due 03/01/2034 •	3	3
5.740% due 08/01/2035 •	2	2
5.823% due 12/01/2034 •	14	14
6.000% due 10/01/2026 - 06/01/2054	4,423	4,552
6.159% due 10/01/2035 •	1	1
6.225% due 11/01/2034 - 06/01/2035 •	1	0
6.500% due 09/01/2036 - 11/01/2054	6,451	6,799
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(e)	62	54
0.748% due 11/25/2040 •	1	1
2.108% due 03/25/2041 •(a)	89	7
2.308% due 03/25/2037 •(a)	24	2
2.358% due 04/25/2037 •(a)	95	7
2.408% due 11/25/2039 •(a)	14	1
2.638% due 03/25/2037 •(a)	33	3
2.658% due 05/25/2037 •(a)	88	6
2.958% due 03/25/2036 •(a)	21	1
3.048% due 04/25/2037 •(a)	157	18
3.458% due 02/25/2037 •(a)	15	2
3.908% due 07/25/2033 •(a)	8	1
3.985% due 03/25/2036 •	1	1
4.092% due 07/25/2037 •	4	4
4.122% due 07/25/2037 •	6	6
4.142% due 09/25/2035 •	10	10
4.152% due 09/25/2035 •	8	8
4.262% due 10/25/2040 •	3	3
4.462% due 06/25/2037 •	41	41
4.500% due 09/25/2040	452	442
4.528% due 09/25/2055 •	7,168	7,212
4.578% due 11/25/2054 •	3,946	3,966
4.728% due 07/25/2055 •	804	811

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

4.778% due 09/25/2055 •	6,768	6,848
4.828% due 08/25/2055 •	20,234	20,500
4.928% due 03/25/2055 •	6,759	6,817
11.591% due 12/25/2036 •	1	1
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •	2	2
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)	777	31
Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	39	36
5.000% due 08/15/2033 - 03/15/2042	517	526
5.125% due 11/20/2044 •	93	96
6.000% due 07/15/2037 - 08/15/2037	2	2
Government National Mortgage Association REMICS
4.085% due 08/20/2047 •	124	121
4.509% due 05/20/2056 •	4,954	4,943
4.659% due 05/20/2054 •	5,811	5,822
4.759% due 07/20/2055 •	12,591	12,760
4.947% due 04/20/2068 •	336	341
4.959% due 07/20/2055 •	8,898	8,975
Government National Mortgage Association, TBA
3.500% due 07/01/2056 - 08/01/2056	64,400	57,822
4.000% due 07/01/2056 - 08/01/2056	77,841	72,366
4.500% due 07/01/2056 - 08/01/2056	49,170	47,193
5.000% due 07/01/2056 - 08/01/2056	60,750	59,847
5.500% due 08/01/2056	33,150	33,274
6.000% due 09/01/2056	32,710	33,319
U.S. Small Business Administration
4.430% due 05/01/2029	2	2
5.490% due 03/01/2028	1	1
6.020% due 08/01/2028	11	11
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2056	4,200	3,353
2.500% due 08/01/2056	5,840	4,879
3.000% due 08/01/2056	13,540	11,801
4.000% due 08/01/2056	39,688	37,071
5.000% due 07/01/2056 - 08/01/2056	325,370	319,419
5.500% due 08/01/2056	81,280	81,432
6.000% due 08/01/2041 - 09/01/2056	313,830	319,948
6.500% due 07/01/2056 - 08/01/2056	158,410	163,786

Total U.S. Government Agencies (Cost $1,534,884)		1,539,647

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	4,100	2,652
2.250% due 08/15/2049	146	91
3.000% due 08/15/2048	473	347
3.000% due 02/15/2049 (j)	17,298	12,617
3.125% due 05/15/2048	124	93
4.125% due 08/15/2053	100	87
4.625% due 02/15/2040 (j)	3,734	3,715
4.625% due 05/15/2044 (j)	27,300	26,382
4.875% due 08/15/2045	672	666
U.S. Treasury Notes
2.375% due 05/15/2029 (j)(l)	2,075	1,976
3.875% due 07/31/2030 (j)(l)	21,600	21,347

Total U.S. Treasury Obligations (Cost $84,588)		69,973

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
4.753% due 01/25/2036 ~	369	284
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •	7	6
3.953% due 10/25/2046 •	30	15
4.664% due 11/25/2046 •	10,452	2,379
6.750% due 11/25/2046 þ	134	123
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	22	13
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	11	11
Banc of America Funding Trust
4.112% due 06/20/2037 ~	7	7
4.134% due 10/20/2036 •	4	3
4.174% due 04/20/2047 •	2	2
4.214% due 02/20/2047 •	250	239
4.558% due 09/20/2046 ~	283	259
4.595% due 02/20/2035 ~	5	5
6.000% due 08/25/2036	5	5
Banc of America Mortgage Trust
4.779% due 06/25/2035 ~	2	2
5.266% due 02/25/2034 ~	4	4
5.304% due 06/25/2034 ~	2	2
5.616% due 01/25/2035 ~	4	4

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

BCAP LLC Trust
4.123% due 03/25/2037 •	1,269	1,195
Bear Stearns ALT-A Trust
4.083% due 08/25/2036 •	262	239
4.083% due 01/25/2047 •	27	25
4.103% due 12/25/2046 •	3	3
4.240% due 11/25/2035 ~	32	29
4.263% due 01/25/2036 •	3	3
4.807% due 07/25/2035 ~	39	22
4.870% due 10/25/2035 ~	30	25
5.044% due 05/25/2035 ~	8	8
Bear Stearns ARM Trust
4.329% due 02/25/2036 ~	35	32
4.498% due 07/25/2034 ~	4	3
5.581% due 11/25/2034 ~	1	1
5.757% due 01/25/2033 ~	19	19
5.910% due 04/25/2033 ~	1	1
5.950% due 02/25/2036 •	2	2
6.375% due 08/25/2033 ~	1	1
Chase Mortgage Finance Trust
4.443% due 09/25/2036 ~	76	65
4.569% due 01/25/2036 ~	3	3
ChaseFlex Trust
4.363% due 07/25/2037 •	2,203	1,988
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 05/25/2036 •	47	45
CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •	10	9
4.343% due 04/25/2035 •	553	535
4.363% due 05/25/2035 •	26	23
4.403% due 03/25/2035 •	1	1
4.423% due 02/25/2035 •	4	4
4.669% due 11/25/2034 ~	7	6
5.750% due 05/25/2037	3	1
6.000% due 07/25/2036	229	103
6.000% due 01/25/2037	157	69
6.000% due 02/25/2037	154	65
6.148% due 02/20/2036 •	2	2
6.484% due 10/20/2034 ~	8	8
6.500% due 12/25/2037	358	129
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •	15	15
Citigroup Mortgage Loan Trust, Inc.
4.083% due 01/25/2037 •	62	55
4.445% due 09/25/2037 ~	95	92
5.900% due 10/25/2035 •	6	6
6.050% due 03/25/2036 •	12	11
6.480% due 10/25/2035 •	5	5
CitiMortgage Alternative Loan Trust
4.363% due 04/25/2037 •	95	82
6.000% due 12/25/2036	29	26
6.000% due 06/25/2037	40	36
Countrywide Alternative Loan Trust
2.940% due 08/25/2035 ~	676	600
3.963% due 04/25/2047 •	811	811
3.973% due 04/25/2047 •	1,350	1,213
4.003% due 12/25/2046 •	4,676	4,291
4.063% due 06/25/2035 •	717	440
4.103% due 05/25/2047 •	135	126
4.134% due 09/20/2046 •	885	940
4.143% due 09/25/2046 •	36	36
4.163% due 05/25/2036 •	50	46
4.163% due 08/25/2037 •	8	5
4.174% due 03/20/2046 •	9	9
4.174% due 07/20/2046 •	5	4
4.174% due 09/20/2046 •	10	9
4.214% due 05/20/2046 •	3	2
4.263% due 11/25/2036 •	9,724	8,581
4.283% due 12/25/2035 •	4	4
4.313% due 05/25/2035 •	20	15
4.323% due 02/25/2037 •	212	177
4.358% due 11/20/2035 •	24	21
4.363% due 08/25/2035 •	134	126
4.394% due 12/20/2035 •	30	29
4.403% due 11/25/2035 •	163	152
4.744% due 12/25/2035 •	4	4
5.144% due 08/25/2035 •	12	12
5.224% due 01/25/2036 •	49	47
5.500% due 05/25/2035	79	62
5.500% due 06/25/2035	129	102
5.500% due 11/25/2035	58	31
5.750% due 03/25/2037	73	36
5.794% due 10/20/2035 •	4	3
6.000% due 12/25/2035	168	115
6.000% due 05/25/2036	32	15
6.000% due 08/25/2036 •	37	20

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

6.000% due 05/25/2037	106	41
6.250% due 08/25/2036	534	273
7.000% due 10/25/2037	69	22
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	156	120
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,231	156
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036	7	6
5.750% due 03/25/2037	15	7
6.421% due 10/25/2037 ~	189	106
CSMC Trust
3.509% due 11/30/2037 ~	10,769	10,004
3.703% due 12/27/2037 ~	4,475	3,917
4.148% due 12/27/2060 ~	2,726	2,719
4.674% due 06/25/2050 ~	361	325
CSMC Trust Capital Certificates
4.063% due 01/27/2037 •	18	12
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.143% due 02/25/2037 •	3,816	3,430
4.263% due 02/25/2035 •	56	53
4.423% due 02/25/2036 •	83	85
5.263% due 10/25/2047 •	146	115
DSLA Mortgage Loan Trust
3.894% due 04/19/2047 •	471	394
3.944% due 10/19/2036 •	102	95
4.274% due 08/19/2045 •	3	2
4.574% due 09/19/2044 •	17	16
First Horizon Alternative Mortgage Securities Trust
4.336% due 03/25/2035 ~	1	0
4.776% due 06/25/2036 ~	185	145
5.036% due 12/25/2035 ~	14	10
First Horizon Mortgage Pass-Through Trust
4.628% due 10/25/2035 ~	38	35
GreenPoint Mortgage Funding Trust
4.123% due 01/25/2037 •	99	87
GSMSC Pass-Through Trust
4.149% due 12/26/2036 •	55	40
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~	9	7
4.596% due 11/25/2035 ~	3	3
4.807% due 07/25/2035 ~	1	1
5.073% due 09/25/2035 ~	7	7
5.500% due 01/25/2037	3	8
5.550% due 04/25/2032 •	3	3
6.000% due 02/25/2036	217	75
6.000% due 07/25/2037	51	32
HarborView Mortgage Loan Trust
3.974% due 07/19/2037 •	108	101
4.094% due 12/19/2036 •	4	4
4.164% due 12/19/2036 •	222	201
4.194% due 05/19/2035 •	141	137
4.234% due 06/19/2035 •	655	649
4.234% due 12/19/2036 •	88	88
4.254% due 01/19/2036 •	404	257
4.299% due 06/19/2036 ~	49	21
4.434% due 06/20/2035 •	70	66
5.744% due 10/19/2035 •	263	120
HomeBanc Mortgage Trust
4.383% due 03/25/2035 •	83	68
Impac CMB Trust
4.403% due 03/25/2035 •	115	113
Impac Secured Assets CMN Owner Trust
6.057% due 07/25/2035 ~	10	10
Impac Secured Assets Trust
4.303% due 02/25/2037 •	9,295	8,552
IndyMac INDX Mortgage Loan Trust
3.864% due 06/25/2036 ~	87	77
3.991% due 05/25/2035 ~	136	90
4.063% due 06/25/2037 •	4	1
4.123% due 02/25/2037 •	56	53
4.143% due 09/25/2046 •	43	41
4.163% due 11/25/2046 •	381	375
4.183% due 05/25/2046 •	3,541	3,298
4.243% due 07/25/2035 •	108	103
4.283% due 06/25/2035 •	23	19
4.403% due 07/25/2045 •	2	2
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~	47	24
6.000% due 12/27/2036	50	22
6.500% due 03/25/2036	1,614	799
JP Morgan Mortgage Trust
3.894% due 10/25/2036 ~	21	15
3.927% due 07/27/2037 ~	38	36
4.183% due 10/25/2036 ~	3	1
4.638% due 04/25/2036 ~	439	386

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

4.828% due 04/25/2066 ~	8,662	8,694
5.088% due 08/25/2035 ~	14	11
5.168% due 04/25/2037 ~	3	2
5.511% due 07/25/2035 ~	23	23
Legacy Mortgage Asset Trust
5.750% due 04/25/2061 þ	2,164	2,167
5.750% due 07/25/2061 þ	3,422	3,429
5.892% due 10/25/2066 þ	1,914	1,916
6.250% due 07/25/2067 þ	1,923	1,927
Lehman Mortgage Trust
4.413% due 11/25/2036 •	399	176
Lehman XS Trust
4.163% due 03/25/2047 •	3,820	3,658
4.213% due 08/25/2046 •	497	528
4.263% due 08/25/2037 •	33	33
5.463% due 09/25/2047 •	36	34
Luminent Mortgage Trust
4.296% due 04/25/2036 ~	1,628	1,042
4.483% due 04/25/2036 •	22	20
MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~	7	6
4.544% due 12/25/2046 •	9,239	7,463
4.553% due 10/25/2033 ~	27	25
5.370% due 11/21/2034 ~	102	101
MASTR Asset Securitization Trust
6.000% due 06/25/2036	74	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.600% due 08/15/2032 •	7	7
Merrill Lynch Alternative Note Asset Trust
3.983% due 03/25/2037 •	118	27
4.163% due 03/25/2037 •	1,831	422
4.183% due 04/25/2037 •	13,463	2,202
4.363% due 03/25/2037 •	75	17
6.000% due 03/25/2037	36	11
Merrill Lynch Mortgage Investors Trust
4.641% due 04/25/2035 ~	4	4
4.802% due 09/25/2035 ~	39	31
4.938% due 05/25/2036 ~	25	24
5.302% due 05/25/2033 ~	2	2
5.645% due 02/25/2033 •	5	5
Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	21	21
Morgan Stanley Mortgage Loan Trust
3.417% due 07/25/2035 ~	51	46
5.569% due 06/25/2036 ~	2	1
6.000% due 08/25/2036	57	23
6.815% due 06/25/2036 þ	774	203
Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	49	21
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •	24	22
MortgageIT Trust
4.283% due 12/25/2035 •	79	80
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	478	462
2.750% due 11/25/2059 ~	638	613
3.500% due 12/25/2057 ~	345	335
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.953% due 06/25/2037 •	2,754	2,338
5.476% due 05/25/2035 þ	17	8
5.769% due 06/25/2036 ~	9,970	2,499
NovaStar Mortgage Funding Trust
0.382% due 09/25/2046 •	1,269	467
PHH Alternative Mortgage Trust
4.083% due 02/25/2037 •	102	75
RALI Trust
3.870% due 11/25/2037 ~	103	86
4.063% due 02/25/2037 •	41	38
4.063% due 02/25/2047 •	1,171	1,094
4.083% due 01/25/2037 •	776	713
4.103% due 01/25/2037 •	1,792	1,608
4.123% due 07/25/2036 •	192	57
4.123% due 09/25/2036 •	195	185
4.133% due 08/25/2036 •	79	74
4.143% due 07/25/2036 •	68	65
4.143% due 09/25/2036 •	108	102
4.263% due 08/25/2035 •	346	236
4.544% due 09/25/2046 •	5,543	4,611
4.655% due 10/25/2037 ~	183	144
5.000% due 09/25/2036	3	2
6.000% due 08/25/2036	9	7
6.000% due 01/25/2037	18	15
6.000% due 03/25/2037	73	62
6.500% due 08/25/2036	798	668
6.509% due 09/25/2034 ~	24	24

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Residential Asset Securitization Trust
5.500% due 09/25/2035	73	29
6.000% due 03/25/2037	799	236
RFMSI Trust
5.351% due 04/25/2037 ~	88	76
Sequoia Mortgage Trust
3.437% due 09/20/2046 ~	47	30
4.314% due 07/20/2034 •	47	48
STARM Mortgage Loan Trust
6.034% due 01/25/2037 ~	28	16
Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	21	21
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~	7	7
3.906% due 11/25/2035 ~	28	26
4.063% due 08/25/2036 •	26	21
4.596% due 08/25/2035 ~	17	8
4.720% due 03/25/2036 ~	16	13
5.144% due 01/25/2035 •	2	2
6.063% due 12/25/2037 •	309	271
Structured Asset Mortgage Investments II Trust
3.883% due 08/25/2036 •	102	91
4.143% due 07/25/2046 •	31	26
4.183% due 04/25/2036 •	10	9
4.203% due 05/25/2046 •	9	3
4.223% due 02/25/2036 •	27	25
4.323% due 02/25/2036 •	2	2
4.454% due 02/19/2035 •	1	1
5.148% due 02/25/2036 •	8	7
Thornburg Mortgage Securities Trust
2.690% due 03/25/2044 ~	19	19
5.270% due 12/25/2044 ~	28	27
6.039% due 06/25/2047 •	78	75
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~	2,093	2,052
2.900% due 10/25/2059 ~	401	384
3.250% due 10/25/2057 ~	1,031	876
4.763% due 05/25/2058 •	14	14
4.763% due 10/25/2059 •	18	18
WaMu Mortgage Pass-Through Certificates Trust
3.408% due 01/25/2037 ~	35	31
3.667% due 06/25/2037 ~	61	54
3.748% due 12/25/2046 •	9	8
3.761% due 12/25/2046 •	8	8
3.986% due 02/25/2037 ~	93	88
3.994% due 02/25/2037 ~	13	11
4.028% due 06/25/2037 ~	190	175
4.034% due 12/25/2036 ~	20	19
4.303% due 12/25/2045 •	3,939	3,670
4.323% due 11/25/2045 •	3	3
4.343% due 10/25/2045 •	6	6
4.343% due 12/25/2045 •	187	173
4.408% due 10/25/2035 ~	10	9
4.444% due 03/25/2047 •	1,658	1,497
4.494% due 06/25/2047 •	1,356	1,176
4.543% due 01/25/2045 •	288	280
4.554% due 07/25/2047 •	24	20
4.563% due 12/25/2045 •	656	655
4.624% due 10/25/2046 •	266	241
4.643% due 12/25/2035 ~	87	83
4.744% due 02/25/2046 •	126	118
4.814% due 01/25/2046 •	824	748
4.878% due 01/25/2035 ~	22	21
4.923% due 11/25/2045 •	1,210	1,165
5.244% due 10/25/2046 •	415	400
5.244% due 11/25/2046 •	386	340
5.384% due 08/25/2035 ~	10	11
5.699% due 06/25/2033 ~	9	9
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.685% due 09/25/2036 •	316	80
3.808% due 09/25/2036 þ	604	153
4.263% due 02/25/2036 •	293	257
4.494% due 02/25/2047 •	545	523
4.574% due 11/25/2046 •	46	42
4.594% due 10/25/2046 •	75	68
4.684% due 04/25/2046 •	36	33
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	55	49
6.312% due 07/25/2037 ~	2	2
Wells Fargo Mortgage-Backed Securities Trust
6.155% due 09/25/2036 ~	2	2
6.289% due 12/25/2036 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $146,001)		132,242

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES 28.3%
AUTOMOBILE SEQUENTIAL 0.6%
FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,009	1,014
FHF Issuer Trust
5.690% due 02/15/2030	1,218	1,222
5.890% due 06/15/2030	384	386
FHF Trust
6.570% due 06/15/2028	322	322
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	152	153
Lendbuzz Securitization Trust
7.500% due 12/15/2028	4,409	4,466
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	533	531
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	454	454

		8,548

CMBS OTHER 2.1%
ACREC LLC
4.950% due 07/18/2043 «•	2,400	2,400
MF1 LLC
5.087% due 02/18/2043 •	7,100	7,113
5.209% due 02/18/2040 •	11,200	11,193
MF1 Ltd.
5.389% due 02/19/2037 •	12,500	12,528

		33,234

HOME EQUITY OTHER 17.5%
ABFC Trust
4.498% due 03/25/2035 •	4,108	3,949
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •	47	47
ACE Securities Corp. Home Equity Loan Trust
4.043% due 07/25/2036 •	1,529	1,480
4.083% due 03/25/2037 •	26,968	11,450
4.203% due 11/25/2036 •	3,390	1,377
4.243% due 06/25/2036 •	1,458	1,078
4.243% due 12/25/2036 •	273	144
4.378% due 12/25/2035 •	727	689
4.708% due 05/25/2035 •	4,537	4,237
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.468% due 10/25/2035 •	561	539
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.073% due 11/25/2034 •	847	809
4.633% due 11/25/2035 •	1,300	1,247
4.738% due 07/25/2035 •	2,000	1,936
4.888% due 11/25/2034 •	84	82
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •	43	40
Argent Securities Trust
3.873% due 09/25/2036 •	64	20
4.063% due 07/25/2036 •	385	351
4.123% due 04/25/2036 •	15,344	4,640
4.143% due 03/25/2036 •	671	617
4.243% due 06/25/2036 •	8,330	2,199
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.415% due 01/25/2034 •	158	151
Asset-Backed Securities Corp. Home Equity Loan Trust
4.573% due 06/25/2034 •	458	486
4.858% due 02/25/2035 •	6	6
Bear Stearns Asset-Backed Securities I Trust
4.083% due 08/25/2036 •	529	518
4.463% due 05/25/2037 •	13,644	11,794
4.813% due 08/25/2037 •	324	294
5.424% due 12/25/2034 •	3,338	3,351
Bear Stearns Asset-Backed Securities Trust
4.738% due 02/25/2034 •	934	957
4.963% due 08/25/2034 •	98	98
Carrington Mortgage Loan Trust
4.023% due 02/25/2037 •	229	220
4.513% due 10/25/2035 •	846	839
Centex Home Equity Loan Trust
4.408% due 03/25/2034 •	124	122
Chase Funding Trust
4.403% due 08/25/2032 •	7	7

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	4,533	4,580
Citigroup Mortgage Loan Trust, Inc.
3.953% due 05/25/2037 •	1,262	856
3.963% due 05/25/2037 •	1,957	1,332
4.063% due 12/25/2036 •	273	100
4.083% due 09/25/2036 •	30	22
4.123% due 01/25/2037 •	3,647	2,712
4.243% due 08/25/2036 •	3,282	3,080
4.283% due 03/25/2036 •	624	570
4.363% due 10/25/2036 •	81	48
4.663% due 09/25/2035 •	4,840	4,698
Countrywide Asset-Backed Certificates
4.043% due 03/25/2037 •	1,531	1,428
4.163% due 02/25/2037 •	72	68
4.243% due 04/25/2037 •	162	145
Countrywide Asset-Backed Certificates Trust
3.963% due 06/25/2047 •	53	47
4.013% due 06/25/2047 •	1,346	1,295
4.043% due 06/25/2035 •	67	61
4.043% due 03/25/2037 •	47	46
4.043% due 07/25/2037 •	199	183
4.043% due 12/25/2046 •	1,441	1,348
4.043% due 04/25/2047 •	31	30
4.053% due 10/25/2047 •	7,475	6,593
4.123% due 11/25/2047 •	24	23
4.183% due 05/25/2047 •	78	77
4.203% due 09/25/2037 •	80	87
4.223% due 05/25/2037 •	1,345	1,303
4.255% due 05/25/2036 •	1,772	1,732
4.303% due 03/25/2036 •	196	180
4.503% due 08/25/2047 •	126	123
4.723% due 02/25/2036 •	805	794
4.798% due 12/25/2035 •	124	122
5.713% due 08/25/2035 •	3,000	2,818
6.867% due 09/25/2046 þ	1,765	1,306
Countrywide Partnership Trust
4.663% due 02/25/2035 •	765	764
Ellington Loan Acquisition Trust
4.863% due 05/25/2037 •	1,513	1,478
EMC Mortgage Loan Trust
5.063% due 02/25/2041 •	3	3
Fieldstone Mortgage Investment Trust
4.143% due 05/25/2036 •	80	61
4.303% due 05/25/2036 •	1,846	1,398
Fremont Home Loan Trust
4.033% due 10/25/2036 •	328	297
4.043% due 11/25/2036 •	2,116	1,239
4.063% due 10/25/2036 •	675	264
4.083% due 08/25/2036 •	9,310	2,849
4.103% due 02/25/2037 •	4,352	1,315
4.813% due 11/25/2034 •	703	684
GE-WMC Asset-Backed Pass-Through Certificates
4.403% due 12/25/2035 •	5,435	5,283
GSAA Home Equity Trust
3.811% due 03/25/2036 ~	153	18
3.863% due 05/25/2037 •	165	58
3.903% due 03/25/2036 •	126	39
4.003% due 06/25/2036 •	55	9
4.163% due 03/25/2037 •	1,270	338
4.403% due 04/25/2047 •	236	101
6.795% due 06/25/2036 þ	231	50
GSAA Trust
4.828% due 06/25/2035 •	24	24
5.995% due 03/25/2046 ~	1,168	397
GSAMP Trust
3.853% due 01/25/2037 •	905	557
3.863% due 12/25/2046 •	121	60
3.943% due 11/25/2035 •	1	0
3.963% due 12/25/2046 •	89	44
4.023% due 12/25/2046 •	4,607	2,422
4.043% due 12/25/2036 •	2,117	1,126
4.063% due 09/25/2036 •	3,529	1,202
4.063% due 12/25/2046 •	438	216
4.103% due 12/25/2036 •	249	123
4.163% due 01/25/2047 •	1,334	665
4.223% due 01/25/2037 •	3,394	3,009
4.263% due 05/25/2046 •	291	281
5.563% due 06/25/2035 •	149	144
Home Equity Asset Trust
4.438% due 02/25/2036 •	97	95
Home Equity Loan Trust
3.993% due 04/25/2037 •	2,521	2,466
4.103% due 04/25/2037 •	314	280
HSI Asset Securitization Corp. Trust
3.963% due 07/25/2036 •	103	43

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

3.983% due 12/25/2036 •	751	191
4.123% due 04/25/2037 •	676	436
4.243% due 11/25/2035 •	368	347
IXIS Real Estate Capital Trust
4.163% due 03/25/2036 •	157	81
4.223% due 01/25/2037 •	10,726	3,367
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •	52	24
4.183% due 10/25/2036 •	15	15
4.363% due 07/25/2036 •	1,874	1,829
Long Beach Mortgage Loan Trust
4.063% due 05/25/2036 •	44	23
4.083% due 12/25/2036 •	314	213
4.103% due 12/25/2036 •	244	84
4.203% due 02/25/2036 •	159	158
4.283% due 08/25/2045 •	15	14
4.303% due 05/25/2046 •	306	90
4.363% due 01/25/2036 •	5,978	5,422
4.678% due 08/25/2035 •	5,466	5,095
MASTR Asset-Backed Securities Trust
3.863% due 01/25/2037 •	1,141	313
3.963% due 10/25/2036 •	7,431	3,487
3.983% due 11/25/2036 •	457	127
4.083% due 10/25/2036 •	234	110
4.183% due 05/25/2037 •	740	722
4.243% due 03/25/2036 •	33	19
4.513% due 10/25/2035 •	6,129	6,314
6.463% due 07/25/2034 •	120	112
MASTR Specialized Loan Trust
4.888% due 11/25/2035 •	376	358
Merrill Lynch Mortgage Investors Trust
3.983% due 07/25/2037 •	335	125
3.983% due 08/25/2037 •	2,134	1,020
4.243% due 03/25/2037 •	58,901	13,979
4.263% due 07/25/2037 •	174	35
4.283% due 02/25/2037 •	608	167
Morgan Stanley ABS Capital I, Inc. Trust
3.843% due 11/25/2036 •	334	185
3.853% due 01/25/2037 •	248	113
3.873% due 12/25/2036 •	5,803	2,902
3.873% due 03/25/2037 •	503	202
3.893% due 10/25/2036 •	16	14
3.893% due 01/25/2037 •	195	89
3.893% due 02/25/2037 •	2,321	1,653
3.898% due 11/25/2036 •	326	195
3.943% due 03/25/2037 •	806	325
3.973% due 01/25/2037 •	178	81
3.978% due 03/25/2037 •	2,513	940
3.993% due 10/25/2036 •	511	265
3.993% due 11/25/2036 •	1,346	750
4.043% due 08/25/2036 •	330	163
4.083% due 09/25/2036 •	545	227
4.123% due 02/25/2037 •	14,816	4,597
4.263% due 04/25/2036 •	1,666	1,610
4.468% due 12/25/2034 •	17	17
4.618% due 03/25/2034 •	432	446
4.693% due 07/25/2035 •	230	226
7.563% due 02/25/2047 •	69	57
Morgan Stanley Dean Witter Capital I, Inc. Trust
4.743% due 02/25/2033 •	10	10
Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •	864	408
Morgan Stanley Mortgage Loan Trust
3.943% due 12/25/2036 •	3,272	1,081
4.103% due 11/25/2036 •	27	7
Nationstar Home Equity Loan Trust
4.303% due 09/25/2036 •	4,005	3,963
New Century Home Equity Loan Trust
4.543% due 03/25/2035 •	299	298
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •	134	23
6.532% due 10/25/2036 þ	166	27
NovaStar Mortgage Funding Trust
3.963% due 09/25/2037 •	154	153
4.083% due 10/25/2036 •	182	85
Option One Mortgage Loan Trust
3.863% due 07/25/2036 •	3,295	1,487
3.893% due 07/25/2037 •	4,628	3,126
3.903% due 03/25/2037 •	1,480	1,341
3.983% due 04/25/2037 •	446	321
4.043% due 01/25/2037 •	3,885	2,258
4.203% due 05/25/2037 •	343	207
4.303% due 01/25/2036 •	1,240	1,180
4.543% due 02/25/2035 •	145	138
Ownit Mortgage Loan Trust
4.588% due 08/25/2036 •	9,055	8,253
4.663% due 10/25/2036 •	20	20

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.813% due 10/25/2034 •	8	8
5.488% due 02/25/2035 •	7,592	7,125
5.563% due 12/25/2034 •	9	9
5.638% due 12/25/2034 •	4,101	3,919
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •	179	171
4.633% due 02/25/2036 •	2,707	2,589
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •	154	60
5.586% due 11/25/2036 þ	2,157	641
5.612% due 04/25/2037 þ	368	88
Residential Asset Mortgage Products Trust
4.203% due 12/25/2035 •	12	11
Residential Asset Securities Corporation Trust
4.033% due 08/25/2036 •	158	157
4.343% due 06/25/2033 •	36	35
4.423% due 12/25/2035 •	2,083	2,034
4.648% due 12/25/2035 •	17,408	15,754
5.008% due 02/25/2035 •	4,966	4,834
Saxon Asset Securities Trust
4.213% due 09/25/2036 •	8,365	7,274
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •	701	264
4.408% due 10/25/2035 •	1,737	1,445
4.483% due 10/25/2035 •	1,317	1,189
SG Mortgage Securities Trust
4.043% due 10/25/2036 •	77	72
4.648% due 10/25/2035 •	5,879	5,011
Soundview Home Loan Trust
3.843% due 06/25/2037 •	43	30
3.933% due 07/25/2037 •	174	152
3.933% due 08/25/2037 •	575	504
3.963% due 06/25/2037 •	662	471
4.123% due 02/25/2037 •	2,005	536
4.228% due 02/25/2036 •	598	561
4.283% due 02/25/2037 •	115	31
4.663% due 10/25/2037 •	3,270	2,605
5.063% due 10/25/2037 •	962	757
Structured Asset Investment Loan Trust
3.943% due 09/25/2036 •	5,627	3,457
4.023% due 07/25/2036 •	22	16
4.383% due 01/25/2036 •	49	47
4.543% due 02/25/2035 •	277	274
4.693% due 06/25/2035 •	150	147
4.713% due 08/25/2033 •	84	82
6.913% due 08/25/2033 •	120	110
Structured Asset Securities Corp. Mortgage Loan Trust
3.923% due 03/25/2036 •	6	6
4.073% due 08/25/2046 •	2,456	2,279
4.183% due 02/25/2037 •	184	181
WaMu Asset-Backed Certificates Trust
3.988% due 05/25/2037 •	74	70
4.003% due 05/25/2037 •	335	303
Washington Mutual Asset-Backed Certificates Trust
3.883% due 11/25/2036 •	671	210
4.073% due 08/25/2036 •	1,395	1,309
Wells Fargo Home Equity Asset-Backed Securities Trust
4.513% due 12/25/2035 •	67	67

		273,598

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •	30	8

		8

WHOLE LOAN COLLATERAL 2.7%
Bear Stearns Asset-Backed Securities Trust
5.598% due 10/25/2036 ~	2	2
Citigroup Mortgage Loan Trust, Inc.
4.183% due 08/25/2036 •	2,131	2,113
7.250% due 05/25/2036 þ	294	142
First Franklin Mortgage Loan Trust
3.868% due 10/25/2036 •	9,675	8,917
4.073% due 09/25/2036 •	5,272	4,979
4.243% due 04/25/2036 •	2,757	2,565
4.263% due 06/25/2036 •	3,500	3,300
4.483% due 11/25/2035 •	271	252
GSRPM Mortgage Loan Trust
5.113% due 03/25/2035 •	838	959
Lehman XS Trust
4.083% due 05/25/2036 •	51	46

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

RAAC Trust
4.468% due 02/25/2036 •		4,919	4,773
Residential Asset Mortgage Products Trust
4.363% due 03/25/2036 •		57	57
5.013% due 10/25/2034 •		803	769
5.168% due 08/25/2034 •		1,847	1,840
Securitized Asset-Backed Receivables LLC Trust
3.863% due 10/25/2036 •		21,931	7,138
3.923% due 08/25/2036 •		2,018	645
4.103% due 08/25/2036 •		16	5
4.423% due 08/25/2035 •		26	20
4.723% due 01/25/2036 •		164	158
4.813% due 03/25/2035 •		27	27
Specialty Underwriting & Residential Finance Trust
3.903% due 11/25/2037 •		2,009	1,085
4.063% due 06/25/2037 •		34	20
4.063% due 09/25/2037 •		235	164
4.363% due 12/25/2036 •		120	117
4.463% due 04/25/2037 •		2,447	1,809

			41,902

OTHER ABS 5.4%
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,101	1,070
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		500	476
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		600	572
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		483	461
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		700	666
Ascent Education Funding Trust
6.140% due 10/25/2050		572	581
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •		2,500	2,500
BHG Securitization Trust
5.260% due 04/17/2036		2,161	2,162
Black Diamond CLO DAC
3.263% due 05/15/2032 •	EUR	678	775
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •		$946	946
Cairn CLO VII DAC
2.820% due 01/31/2030 •	EUR	237	271
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •		1,492	1,706
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$600	582
Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		3,700	3,705
KKR CLO 21 Ltd.
5.335% due 04/15/2031 •		3,850	3,856
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		3	3
Navient Private Education Refi Loan Trust
3.480% due 04/15/2060		2,574	2,381
Nelnet Student Loan Trust
5.809% due 02/20/2041 •		561	572
6.640% due 02/20/2041		512	525
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	2,500	2,859
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		$2,200	2,202
OZLM XXIV Ltd.
5.387% due 07/20/2032 •		6,650	6,654
5.637% due 07/20/2032 •		4,050	4,057
Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,099	5,091
5.628% due 07/15/2032		4,022	4,026
Pagaya AI Debt Trust
5.373% due 01/17/2033		1,162	1,166
Pikes Peak CLO 2
4.895% due 10/11/2034 •		3,400	3,404
Reach ABS Trust
5.340% due 08/16/2032		1,000	1,004
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		500	471
Sculptor European CLO VI DAC
3.254% due 10/15/2034 •	EUR	10,978	12,566
SLM Student Loan Trust
2.565% due 10/25/2039 •		531	568
SMB Private Education Loan Trust
1.310% due 07/17/2051		$2,812	2,660
4.550% due 02/16/2055		7,497	7,242
5.143% due 11/15/2052 •		780	786

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		308	298
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		2,700	2,703
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •		1,900	1,902

			83,469

Total Asset-Backed Securities (Cost $491,184)			440,759

SOVEREIGN ISSUES 9.7%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029		1,100	1,108
5.000% due 04/30/2034		1,100	1,119
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	365,000	391
5.800% due 10/01/2029		1,255,000	1,401
Brazil Government International Bonds
4.000% due 04/23/2030	EUR	4,000	4,587
Colombia TES
2.250% due 04/18/2029 (f)	COP	1,907,776	503
6.500% due 01/22/2031 (f)		2,897,332	840
11.000% due 08/22/2029		75,032,100	21,307
11.750% due 01/24/2035		70,718,300	20,322
12.750% due 11/28/2040		18,911,500	5,772
13.250% due 02/09/2033		16,370,100	5,054
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	400	488
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	372,000	810
Eagle Funding Luxco SARL
5.500% due 08/17/2030		$11,200	11,259
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		2,790	2,413
Egypt Government Bonds
19.698% due 10/14/2030	EGP	125,400	2,433
21.954% due 03/04/2028		169,400	3,347
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	2,570	2,842
Peru Government Bonds
6.150% due 08/12/2032	PEN	7,200	2,281
7.300% due 08/12/2033		20,800	6,817
7.600% due 08/12/2039		38,000	11,942
Peru Government International Bonds
6.150% due 08/12/2032		92,400	29,277
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	67,990	4,010
8.250% due 03/31/2032		33,700	2,080
8.500% due 01/31/2037		44,000	2,676
Romania Government International Bonds
6.750% due 07/11/2039	EUR	3,560	4,318
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	700	15
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		104,700	2,266

Total Sovereign Issues (Cost $137,871)			151,678

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (c)		56,722	13,519

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		237,011	47,424

Total Common Stocks (Cost $59,592)			60,943

EXCHANGE-TRADED FUNDS 9.9%
iShares Core S&P 500 ETF		153,340	114,835

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

State Street SPDR Portfolio S&P 500 ETF		454,229	39,917

Total Exchange-Traded Funds (Cost $154,472)			154,752

SHORT-TERM INSTRUMENTS 10.2%
REPURCHASE AGREEMENTS (g) 8.2%			128,300

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.885% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	13,000	248

NIGERIA TREASURY BILLS 0.2%
21.029% due 07/07/2026 - 01/28/2027 (d)(e)	NGN	4,902,200	3,299

U.S. TREASURY BILLS 1.8%
3.685% due 07/14/2026 - 09/24/2026 (d)(e)(j)(l)		$28,002	27,879

Total Short-Term Instruments (Cost $159,734)			159,726

Total Investments in Securities (Cost $2,869,384)			2,816,160

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		4,227	41

Total Short-Term Instruments (Cost $41)			41

Total Investments in Affiliates (Cost $41)			41

Total Investments 180.4% (Cost $2,869,425)			$2,816,201
Financial Derivative Instruments (i)(k) 2.8%(Cost or Premiums, net $24,609)			44,378
Other Assets and Liabilities, net (83.2)%			(1,299,623)

Net Assets 100.0%			$1,560,956

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$110,700	U.S. Treasury Notes 1.125% due 02/15/2031	$(112,815)	$110,700	$110,711
SAL	3.660	06/30/2026	07/01/2026	17,600	U.S. Treasury Notes 1.500% due 01/31/2027	(17,952)	17,600	17,602

Total Repurchase Agreements						$(130,767)	$128,300	$128,313

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.790%	06/25/2026	07/01/2026	(18,664)	$(18,676)
BRC	3.250	06/22/2026	07/31/2026	(1,075)	(1,075)
WFS	3.770	06/29/2026	07/01/2026	(32,263)	(32,270)
	3.770	06/29/2026	07/13/2026	(36,043)	(36,051)
	3.800	06/29/2026	07/13/2026	(8,574)	(8,576)

Total Reverse Repurchase Agreements					$(96,648)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.0)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$64,500	$(56,538)	$(57,254)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	38,050	(30,398)	(30,380)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	50,390	(41,997)	(42,095)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	65,960	(59,398)	(59,805)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	41,168	(38,422)	(38,483)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	22,530	(21,558)	(21,566)

Total Short Sales (16.0)%				$(248,311)	$(249,583)

(h)	Securities with an aggregate market value of $100,227 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(14,475) at a weighted average interest rate of 3.729%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	219	$219	$95	$16

Total Purchased Options					$95	$16

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	7	$1,202	$1	$0	$0
California Carbon Allowance Vintage Futures	12/2026	235	7,746	(97)	0	(35)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,434	267,474	1,711	0	(723)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	594	122,443	(34)	0	(70)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,078	115,397	(148)	0	(202)
CBOT U.S. Long Bond Futures	09/2026	273	30,986	494	0	(179)
Eurex 30 Year Euro BUXL Futures	09/2026	1	127	3	0	0
Euro-BTP Italian Bond Futures	09/2026	166	22,637	198	0	(11)
SFE 10 Year Australian Bond Futures	09/2026	331	25,167	370	48	(57)
Three Month SONIA Index Futures	06/2027	435	138,409	649	0	(51)

				$3,147	$48	$(1,328)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	15	$(4,173)	$9	$2	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	52	(19,083)	(635)	0	(161)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	317	(116,549)	(1,082)	0	(1,007)
French Government Bond Futures	09/2026	825	(113,099)	(432)	198	0
SFE 3 Year Australian Bond Futures	09/2026	21	(1,521)	(7)	1	(1)
TSE Japanese 10 Year Bond Futures	09/2026	68	(53,436)	(134)	192	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	892	(100,322)	(1,295)	348	0
Ultra U.S. Treasury Bond Futures	09/2026	648	(75,269)	(217)	486	0

				$(3,793)	$1,227	$(1,169)

Total Futures Contracts				$(646)	$1,275	$(2,497)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%		$5,700	$74	$(52)	$22	$0	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	0.801	EUR	3,100	(61)	98	37	0	(3)
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608		$200	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039		500	6	(4)	2	0	0

							$18	$43	$61	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

								Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$143,990	$(2,389)	$(656)	$(3,045)	$18	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	453,200	(9,028)	(922)	(9,950)	48	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031	585,990	(8,975)	(4,036)	(13,011)	73	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	1,360	(116)	(56)	(172)	0	(3)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		7,910	(153)	(52)	(205)	0	(2)

						$(20,661)	$(5,722)	$(26,383)	$139	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$119	$8	$2	$10	$0	$0

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	112,210	$(479)	$(1,351)	$(1,830)	$0	$(143)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	16	12	0	(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	24	22	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		15,500	(455)	17	(438)	0	(38)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		31,200	(339)	(872)	(1,211)	0	(82)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,140	335	34	369	36	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	8,299,600	(933)	(1,590)	(2,523)	0	(264)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		1,310,000	(1,728)	(352)	(2,080)	0	(116)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,262,830	(1,522)	(657)	(2,179)	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$	119,600	0	194	194	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/15/2027		147,900	(482)	(78)	(560)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		480	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	479	1,568	93	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		563,740	(3,052)	(1,168)	(4,220)	0	(324)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	(349)	(349)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	13	7	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	7,753	8,555	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		154,870	(2,829)	3,826	997	362	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	150	239	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		32,290	(505)	851	346	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,910	(315)	459	144	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		30,740	19	(358)	(339)	0	(114)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		29,400	(137)	(190)	(327)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		29,200	(140)	(224)	(364)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033		17,700	(136)	(168)	(304)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033		27,300	(191)	(234)	(425)	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033		27,300	(255)	(360)	(615)	0	(99)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033		26,400	(132)	(408)	(540)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		11,940	206	118	324	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	(682)	7,024	457	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033	25,100	(154)	(83)	(237)	0	(94)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	4,600	(16)	(133)	(149)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	77,250	(478)	1,766	1,288	343	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	800	(3)	6	3	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	1,700	(5)	2	(3)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	1,400	(4)	(9)	(13)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	800	(2)	(5)	(7)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	1,100	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	1,500	(4)	(3)	(7)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	1,500	(4)	(3)	(7)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	1,900	(5)	6	1	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	2,900	(8)	33	25	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	800	(2)	10	8	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	1,700	(5)	22	17	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	1,300	(5)	2	(3)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	750	(3)	8	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,400	(5)	12	7	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	600	(2)	7	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	1,800	(6)	19	13	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	1,500	(5)	13	8	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,500	(4)	11	7	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	2,200	(6)	5	(1)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	2,600	(8)	16	8	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	1,800	(5)	17	12	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	2,600	(13)	(32)	(45)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	205,880	474	3,681	4,155	975	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	37,220	189	(956)	(767)	0	(179)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	2,300	(5)	53	48	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	2,200	(5)	46	41	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036	2,900	(8)	(5)	(13)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036	1,200	(3)	2	(1)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036	3,200	(8)	6	(2)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	7,890	133	48	181	40	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036	21,150	(143)	632	489	110	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039	43,400	719	915	1,634	272	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040	8,000	360	195	555	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044	24,400	381	1,100	1,481	190	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	22,900	349	1,453	1,802	213	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052	15,650	0	(408)	(408)	0	(165)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052	16,280	0	(405)	(405)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	26,400	1,424	4,871	6,295	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	24,890	(558)	3,508	2,950	250	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	47,920	627	5,124	5,751	489	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		34,600	(4,593)	(981)	(5,574)	0	(346)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		50,570	(4,335)	(1,744)	(6,079)	0	(518)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		19,830	508	1,021	1,529	213	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,700	(232)	38	(194)	0	(63)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		11,180	(398)	255	(143)	0	(120)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	9,400	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		81,800	0	(130)	(130)	3	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		27,000	0	(37)	(37)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		44,600	0	(214)	(214)	19	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		133,200	0	(592)	(592)	56	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		187,200	0	(751)	(751)	78	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		65,600	(1)	(291)	(292)	27	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		5,200	0	(22)	(22)	2	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		136,400	0	(136)	(136)	0	(76)
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	17,600	108	61	169	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	29,131,550	0	463	463	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		26,553,750	0	349	349	7	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036	CZK	3,910	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	8,200	1	(16)	(15)	0	(4)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,300	0	(2)	(2)	0	(1)
Receive(7)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	(1)	(1)	0	0
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		330	0	2	2	0	0
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		500	0	3	3	0	0
Receive(7)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		700	0	0	0	0	0
Pay(7)	3-Month ZAR-JIBAR	7.500	Quarterly	07/23/2036	ZAR	499,670	(1,285)	673	(612)	0	(186)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,060	1	(207)	(206)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		22,800	434	(760)	(326)	0	(6)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	408,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		335,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,500	(1)	0	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		45,640	(1)	19	18	1	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		7,200	0	2	2	0	0
Pay(7)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	1	1	0	0
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		1,570	0	(1)	(1)	0	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		2,500	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,300	(3)	20	17	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,500	(5)	43	38	2	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		5,400	23	(80)	(57)	0	(4)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		800	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(30)	(33)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(31)	(34)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(34)	(38)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(30)	(33)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(21)	(24)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	11	9	1	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	(4)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	5	3	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	8	5	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	25	23	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(23)	(25)	0	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(57)	(60)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	42	39	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(46)	(49)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(29)	(31)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	(19)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	(26)	(28)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(23)	(25)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		900	(3)	32	29	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,000	(4)	35	31	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		800	(3)	25	22	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		900	(3)	37	34	1	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		83,510	(2,412)	906	(1,506)	0	(110)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		61,650	1,500	(384)	1,116	80	0
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	14,100	(266)	131	(135)	0	(4)
Receive	CPURNSA	2.501	Maturity	03/25/2030	$	990	0	6	6	0	0
Receive	CPURNSA	2.523	Maturity	03/27/2030		12,600	0	68	68	5	0
Receive	CPURNSA	2.515	Maturity	10/29/2030		20,500	0	108	108	12	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		68,240	0	40	40	66	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		700	10	(10)	0	0	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,700	0	(23)	(23)	1	0

							$(11,237)	$24,089	$12,852	$5,333	$(4,252)

Total Swap Agreements							$(31,872)	$18,412	$(13,460)	$5,472	$(4,260)

(j)	Securities with an aggregate market value of $55,842 and cash of $40,199 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	6,226	$	4,452	$142	$0
	07/2026	CNH	1,693		251	1	0
	07/2026	NZD	12,381		7,312	280	0
	07/2026	$	265	CAD	377	1	0
	07/2026		5,550	NZD	9,824	30	0
	07/2026		36	SGD	45	0	(1)
	08/2026	CAD	376	$	265	0	(1)
	08/2026	NZD	9,824		5,556	0	(30)
	08/2026	$	2,514	SGD	3,248	3	0
BOA	07/2026	BRL	4,613	$	908	15	0
	07/2026	COP	4,242		1	0	0
	07/2026	IDR	1,440,680		80	0	0
	07/2026	ILS	1,258		429	6	0
	07/2026	INR	5,387		56	0	(1)
	07/2026	JPY	196,592		1,236	27	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	KRW	107,466		70	1	0
	07/2026	NOK	3,810		385	0	0
	07/2026	PEN	9,506		2,808	28	0
	07/2026	PHP	3,073		50	0	0
	07/2026	SGD	1,009		791	11	0
	07/2026	TWD	9,140		286	0	0
	07/2026	$	891	BRL	4,613	2	0
	07/2026		1,434	CNH	9,697	0	(6)
	07/2026		1,178	EUR	1,012	0	(22)
	07/2026		2,124	ILS	6,184	0	(46)
	07/2026		928	INR	87,874	0	(1)
	07/2026		1,100	KRW	1,682,626	0	(13)
	07/2026		1,489	NOK	13,837	0	(92)
	07/2026		2,069	PEN	7,002	0	(21)
	07/2026		136	PLN	514	1	0
	07/2026		290	TWD	9,140	0	(3)
	08/2026	HKD	2,948	$	377	0	0
	08/2026	ILS	3,770		1,268	0	0
	08/2026	$	223	INR	21,111	0	0
	09/2026	COP	20,465,024	$	5,487	0	(395)
	09/2026	INR	129,181		1,357	1	(1)
	09/2026	KZT	11,487		23	0	(1)
	09/2026	MXN	38,047		2,168	7	(1)
	09/2026	$	63	INR	6,029	0	0
	09/2026		280	PHP	17,290	0	0
	10/2026		1	COP	4,342	0	0
	11/2026	PEN	7,449	$	2,163	0	(4)
	12/2026	CLP	1,268,501		1,397	19	0
	01/2027	PEN	38,586		11,328	120	0
BPS	07/2026	BRL	9,413		1,832	13	(4)
	07/2026	CAD	2,233		1,610	35	0
	07/2026	CHF	1,220		1,551	41	0
	07/2026	CLP	233,083		260	7	0
	07/2026	CNH	10,696		1,581	6	0
	07/2026	COP	5,366,123		1,490	0	(77)
	07/2026	CZK	22,243		1,069	22	0
	07/2026	HUF	112,566		369	8	0
	07/2026	IDR	159,180,033		8,884	5	(8)
	07/2026	ILS	6,425		2,180	20	0
	07/2026	INR	354,369		3,690	0	(54)
	07/2026	JPY	443,829		2,785	56	0
	07/2026	KRW	3,859,662		2,515	20	0
	07/2026	NOK	3,280		334	2	0
	07/2026	PEN	145		42	0	0
	07/2026	PHP	45,990		750	3	(3)
	07/2026	THB	41,241		1,258	17	(2)
	07/2026	TWD	20,216		634	0	0
	07/2026	$	1,335	AUD	1,937	6	0
	07/2026		1,824	BRL	9,413	4	(5)
	07/2026		130	CAD	183	0	(1)
	07/2026		253	CLP	233,083	0	0
	07/2026		427	COP	1,469,842	3	0
	07/2026		2,490	GBP	1,876	10	(12)
	07/2026		3,606	IDR	64,552,575	4	0
	07/2026		8,540	INR	810,262	25	(13)
	07/2026		2,618	JPY	420,700	0	(31)
	07/2026		3,040	KRW	4,658,236	0	(29)
	07/2026		42	PEN	145	0	0
	07/2026		804	SEK	7,660	0	(14)
	07/2026		7,882	TWD	248,720	0	(77)
	07/2026		2,995	ZAR	49,136	0	0
	08/2026	CAD	2,169	$	1,531	0	(1)
	08/2026	COP	1,205,375		349	0	(1)
	08/2026	DKK	6,047		923	0	(3)
	08/2026	IDR	17,247,726		960	0	(1)
	08/2026	ILS	2,552		858	2	(2)
	08/2026	$	1,442	BRL	7,426	3	(17)
	08/2026		1,868	INR	177,323	1	0
	08/2026		1,156	JPY	186,700	0	(5)
	08/2026		634	TWD	20,250	0	0
	08/2026		2,779	ZAR	46,138	27	0
	09/2026	COP	6,334,509	$	1,734	0	(86)
	09/2026	EUR	300		343	0	(1)
	09/2026	IDR	18,898,288		1,041	0	(8)
	09/2026	INR	134,459		1,393	0	(19)
	09/2026	PEN	5,203		1,516	0	(2)
	09/2026	THB	54,272		1,671	27	0
	09/2026	$	286	AUD	400	0	(10)
	09/2026		269	GBP	200	0	(4)
	09/2026		7,152	IDR	126,478,790	10	(141)
	09/2026		928	INR	88,198	0	(2)
	09/2026		996	NOK	9,400	0	(47)
	09/2026		351	NZD	600	0	(9)
	09/2026		536	SEK	5,000	0	(18)
	09/2026		229	THB	7,514	0	(2)
	12/2026		681	IDR	12,400,757	3	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

BRC	07/2026	COP	28,637,537	$	8,319	0	(12)
	07/2026	IDR	2,527,220		141	0	(1)
	07/2026	ILS	8,453		2,870	29	0
	07/2026	NZD	17,984		10,635	421	0
	07/2026	TRY	17,932		376	0	(3)
	07/2026	$	7,543	COP	28,637,537	788	0
	07/2026		2,865	MYR	11,664	4	(14)
	07/2026		1,458	SGD	1,868	0	(14)
	07/2026		20,025	TRY	949,612	131	0
	07/2026		5,912	ZAR	96,183	0	(49)
	07/2026	ZAR	244,197	$	15,051	166	0
	09/2026	PEN	3,910		1,139	0	(1)
	09/2026	$	8,214	COP	28,637,537	16	0
	09/2026		141	IDR	2,540,769	0	0
	09/2026		200	KRW	302,560	0	(4)
	09/2026		100	MYR	406	0	0
	09/2026		238	NZD	400	0	(10)
BSH	07/2026	JPY	1,426,690	$	8,973	199	0
	07/2026	PEN	12,092		3,591	56	0
	07/2026	$	1,819	EUR	1,564	0	(32)
	07/2026		9,614	NZD	17,016	50	0
	07/2026		9,779	PEN	33,188	0	(74)
	08/2026	NZD	17,016	$	9,625	0	(50)
	08/2026	$	13,780	BRL	70,308	0	(265)
	09/2026	CHF	100	$	127	2	0
	09/2026	GBP	200		264	0	(2)
	09/2026	NOK	3,400		347	4	0
	09/2026	$	6,852	CLP	6,033,778	0	(301)
	09/2026		100	COP	365,087	5	0
	09/2026		215	PEN	731	0	(2)
	10/2026	PEN	22,234	$	6,544	66	0
	12/2026		31,222		9,218	136	0
CBK	07/2026	BRL	2,173		420	0	(1)
	07/2026	CAD	3,494		2,516	53	0
	07/2026	COP	11,390,417		3,005	0	(314)
	07/2026	CZK	11,004		526	8	0
	07/2026	DKK	9,389		1,465	30	0
	07/2026	EUR	2,573		2,999	59	0
	07/2026	HUF	317,056		1,027	9	0
	07/2026	IDR	5,020,907		281	0	0
	07/2026	ILS	7,164		2,466	58	0
	07/2026	INR	219,793		2,330	8	0
	07/2026	KRW	419,370		276	5	0
	07/2026	NOK	13,525		1,419	52	0
	07/2026	PEN	56,759		16,380	21	(241)
	07/2026	SEK	112,819		12,210	575	0
	07/2026	TWD	33,199		1,046	4	0
	07/2026	$	420	BRL	2,173	1	0
	07/2026		2,073	CHF	1,652	0	(29)
	07/2026		2,079	COP	7,251,061	35	0
	07/2026		4,010	GBP	2,989	0	(45)
	07/2026		1,388	HUF	424,158	0	(26)
	07/2026		1,767	IDR	31,707,249	4	0
	07/2026		109	ILS	317	0	(3)
	07/2026		2,268	INR	219,793	54	0
	07/2026		884	KRW	1,347,763	0	(14)
	07/2026		7,791	PEN	26,455	2	(56)
	07/2026		722	PLN	2,639	0	(21)
	07/2026		1,178	SEK	10,885	0	(55)
	07/2026		3,390	TWD	107,382	1	(21)
	07/2026	ZAR	7,544	$	458	0	(2)
	08/2026	CLP	55,210		60	0	0
	08/2026	COP	384,511		111	0	0
	08/2026	ILS	9,245		3,186	76	0
	08/2026	PEN	1,673		490	1	0
	08/2026	SEK	64		7	0	0
	08/2026	$	455	ILS	1,352	0	0
	08/2026		347	INR	32,947	0	0
	08/2026		1,421	ZAR	25,306	118	0
	09/2026	CLP	15,462,935	$	17,276	487	0
	09/2026	COP	111,250,138		28,980	0	(2,991)
	09/2026	IDR	70,207,078		3,889	0	(8)
	09/2026	INR	20,255		211	0	(2)
	09/2026	KZT	97,339		192	0	(6)
	09/2026	PEN	11,304		3,298	3	(3)
	09/2026	PHP	52,023		847	4	0
	09/2026	SEK	2,700		279	0	(1)
	09/2026	THB	99,661		3,058	43	(4)
	09/2026	$	8,872	CLP	7,701,817	0	(509)
	09/2026		1,365	IDR	24,341,609	0	(14)
	09/2026		760	MXN	13,603	12	0
	09/2026		235	PEN	796	0	(3)
	10/2026	COP	1,634,973	$	459	0	(7)
	10/2026	PEN	16,285		4,774	40	(10)
	11/2026	COP	3,302,299		912	0	(24)
	11/2026	PEN	12,951		3,786	18	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	12/2026		38,137		10,910	0	(179)
	12/2026	$	2,122	IDR	38,573,563	5	0
	12/2026		15,117	PEN	52,404	122	0
	01/2027	PEN	3,898	$	1,152	20	0
CIB	07/2026	BRL	776		150	0	0
	07/2026	ILS	1,386		495	29	0
	07/2026	$	150	BRL	776	0	0
	07/2026		943	KRW	1,427,349	0	(20)
	07/2026		905	TWD	28,615	0	(7)
DUB	07/2026	CNH	8,256	$	1,222	6	0
	07/2026	CZK	24,036		1,154	23	0
	07/2026	IDR	4,227,996		236	0	0
	07/2026	INR	104,957		1,111	3	0
	07/2026	$	1,220	CNH	8,257	0	(4)
	07/2026		742	INR	71,543	13	0
	07/2026		372	NOK	3,459	0	(23)
	07/2026		629	PLN	2,334	0	(9)
	07/2026	ZAR	188,112	$	11,620	154	0
	08/2026	$	58	PEN	195	0	(1)
	09/2026	IDR	65,965,806	$	3,662	1	0
	09/2026	PEN	1,542		447	0	(3)
	09/2026	$	423	AUD	600	0	(9)
	09/2026		1,038	IDR	18,777,763	7	(2)
	09/2026		1,211	INR	115,322	1	(3)
	09/2026		249	SEK	2,300	0	(10)
	12/2026		738	IDR	13,381,163	0	(1)
FAR	07/2026	BRL	7,070	$	1,366	0	(4)
	07/2026	CHF	788		1,003	28	0
	07/2026	CNH	10,641		1,573	6	0
	07/2026	GBP	23,393		31,458	428	0
	07/2026	JPY	33,092		208	5	0
	07/2026	SGD	48,097		37,700	524	0
	07/2026	THB	14,835		450	3	0
	07/2026	$	1,386	BRL	7,070	0	(16)
	07/2026		1,681	CHF	1,343	0	(19)
	07/2026		3,380	CNH	22,987	6	0
	07/2026		6,648	GBP	5,025	18	0
	07/2026		3,516	HUF	1,086,096	0	(30)
	07/2026		35,982	JPY	5,821,865	0	(176)
	07/2026		4,101	PLN	15,031	0	(106)
	07/2026		5,139	SEK	49,865	4	0
	07/2026		80	THB	2,663	0	0
	07/2026		9,741	ZAR	160,755	58	0
	08/2026	CNH	22,937	$	3,380	0	(5)
	08/2026	GBP	13,243		17,519	0	(46)
	08/2026	ILS	3,041		1,062	39	0
	08/2026	JPY	5,806,631		35,982	177	0
	08/2026	PEN	17,818		5,270	63	0
	08/2026	SEK	49,777		5,139	0	(4)
	09/2026	ILS	598		200	0	(1)
	09/2026	PEN	11,510		3,401	43	0
	09/2026	$	1,065	INR	102,105	7	0
	09/2026		617	MXN	10,899	2	0
	09/2026		7,207	PEN	24,736	7	0
	09/2026		200	PLN	730	0	(6)
	09/2026		1,830	THB	60,046	0	(11)
GLM	07/2026	BRL	41,895	$	8,096	1	(21)
	07/2026	CLP	196,934		220	6	0
	07/2026	COP	8,462,210		2,224	0	(240)
	07/2026	IDR	31,130,676		1,739	0	(2)
	07/2026	INR	57,627		600	0	(8)
	07/2026	KRW	676,466		438	1	0
	07/2026	MYR	19,913		4,918	44	(1)
	07/2026	PEN	265		78	0	0
	07/2026	PLN	631		170	2	0
	07/2026	TWD	33,234		1,049	6	0
	07/2026	$	8,188	BRL	41,895	83	(156)
	07/2026		17,128	CAD	24,373	57	0
	07/2026		3,585	COP	12,488,563	53	0
	07/2026		1,736	IDR	31,130,676	5	0
	07/2026		975	KRW	1,494,763	0	(8)
	07/2026		1,019	MYR	4,157	1	(2)
	07/2026		78	PEN	265	0	0
	07/2026		523	PHP	32,092	0	0
	07/2026		770	TWD	24,316	0	(7)
	07/2026		501	ZAR	8,279	3	0
	08/2026	CAD	24,339	$	17,128	0	(57)
	08/2026	$	1,337	BRL	6,832	0	(24)
	08/2026		736	INR	70,617	7	0
	09/2026	COP	12,467,835	$	3,416	0	(167)
	09/2026	HUF	62,685		200	0	(1)
	09/2026	IDR	51,933,774		2,869	0	(14)
	09/2026	INR	123,504		1,286	0	(11)
	09/2026	MXN	26,705		1,522	5	0
	09/2026	PHP	32,164		523	2	0
	09/2026	THB	39,927		1,224	15	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	$	1,780	BRL	9,164	0	(31)
	09/2026		636	CHF	500	0	(12)
	09/2026		100	COP	350,591	1	0
	09/2026		3,907	IDR	70,158,244	9	(22)
	09/2026		100	ILS	291	0	(2)
	09/2026		3,570	INR	343,209	35	0
	09/2026		683	MXN	11,895	0	(7)
	09/2026		950	MYR	3,836	0	(8)
	11/2026	COP	12,859,919	$	3,585	0	(54)
	12/2026	$	1,608	COP	6,266,586	155	0
JPM	07/2026	AUD	26,948	$	19,211	554	0
	07/2026	BRL	33,855		6,579	21	0
	07/2026	CAD	1,144		827	20	0
	07/2026	CHF	37,132		47,505	1,550	0
	07/2026	CLP	245,299		270	4	0
	07/2026	CZK	9,571		452	2	0
	07/2026	HUF	5,366		18	1	0
	07/2026	ILS	20,770		6,981	22	(21)
	07/2026	INR	50,337		534	2	0
	07/2026	KRW	209,032		135	0	0
	07/2026	NZD	1,093		646	25	0
	07/2026	PHP	7,360		120	0	0
	07/2026	TRY	94,903		2,019	0	(14)
	07/2026	TWD	45,304		1,430	8	0
	07/2026	$	6,540	BRL	33,855	18	0
	07/2026		1,160	CAD	1,624	0	(15)
	07/2026		4,186	HUF	1,280,430	0	(75)
	07/2026		257	IDR	4,623,940	1	0
	07/2026		533	INR	50,337	0	(1)
	07/2026		201	KRW	308,617	0	(1)
	07/2026		432	NOK	4,279	0	0
	07/2026		1,000	NZD	1,774	7	0
	07/2026		5,655	PLN	20,618	0	(175)
	07/2026		934	THB	31,236	6	0
	07/2026		355	ZAR	5,765	0	(3)
	08/2026	HKD	10,951	$	1,400	1	0
	08/2026	ILS	14,357		4,921	92	0
	08/2026	NOK	4,281		432	0	0
	08/2026	$	740	INR	70,256	1	0
	09/2026	CAD	1,300	$	919	0	(1)
	09/2026	IDR	4,850,293		269	0	(1)
	09/2026	INR	50,691		533	1	0
	09/2026	MXN	24,182		1,382	10	(1)
	09/2026	THB	39,194		1,183	6	(10)
	09/2026	$	575	CAD	800	0	(9)
	09/2026		2,467	COP	8,890,651	88	0
	09/2026		16	IDR	295,999	0	0
	09/2026		1,763	INR	168,139	2	0
	09/2026		1,238	JPY	197,500	0	(16)
	09/2026		2,819	MXN	49,284	0	(19)
	09/2026		300	PHP	18,271	0	(4)
	09/2026		200	SGD	254	0	(3)
	09/2026		299	THB	9,754	0	(4)
	10/2026		6,579	BRL	34,600	0	(21)
	12/2026		23,887	MXN	419,104	0	(242)
MBC	07/2026	AUD	2,317	$	1,663	59	0
	07/2026	CHF	4,045		5,088	89	(7)
	07/2026	EUR	1,436		1,669	29	0
	07/2026	GBP	1,540		2,074	31	0
	07/2026	HUF	71,072		233	5	0
	07/2026	IDR	415,553		23	0	0
	07/2026	INR	105,371		1,116	3	0
	07/2026	JPY	1,849,285		11,629	255	0
	07/2026	NOK	4,040		420	12	0
	07/2026	SEK	248		27	1	0
	07/2026	$	12,198	AUD	17,658	38	(11)
	07/2026		918	CHF	739	0	(4)
	07/2026		128	CZK	2,676	0	(2)
	07/2026		3,197	DKK	20,953	6	0
	07/2026		13,350	EUR	11,567	0	(133)
	07/2026		2,026	GBP	1,512	0	(20)
	07/2026		163	IDR	2,942,998	1	0
	07/2026		1,720	INR	165,827	30	0
	07/2026		6,021	JPY	963,700	0	(94)
	07/2026		5,366	KRW	8,133,744	0	(107)
	07/2026		1,122	NOK	10,557	1	(56)
	07/2026		1,645	NZD	2,843	0	(30)
	07/2026		4,269	SEK	41,197	13	(33)
	07/2026		3,946	SGD	5,078	0	(21)
	08/2026	AUD	16,123	$	11,118	0	(38)
	08/2026	DKK	20,917		3,197	0	(6)
	08/2026	NOK	9,163		922	0	(3)
	08/2026	SEK	30,397		3,128	0	(13)
	08/2026	$	1,019	AUD	1,481	6	0
	08/2026		262	INR	24,884	0	0
	09/2026	AUD	1,500	$	1,037	0	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	MXN	59,702		3,404	11	0
	09/2026	PEN	2,328		677	0	(2)
	09/2026	PLN	1,129		300	0	0
	09/2026	THB	23,735		711	0	(8)
	09/2026	$	698	EUR	600	0	(10)
	09/2026		100	HUF	30,261	0	(3)
	09/2026		100	IDR	1,797,434	0	0
	09/2026		4,703	INR	449,924	24	(4)
	09/2026		478	MXN	8,279	0	(8)
	09/2026		200	THB	6,502	0	(3)
	09/2026		100	ZAR	1,634	0	(1)
MYI	07/2026	NOK	7,560	$	811	48	0
	07/2026	PLN	1,314		349	0	0
	07/2026	$	1,972	AUD	2,815	0	(23)
	08/2026		1,371	CHF	1,106	3	0
	09/2026		257		200	0	(7)
	09/2026	ZAR	3,325	$	200	0	(2)
NGF	07/2026	IDR	28,815,217		1,610	0	(2)
	07/2026	$	1,616	IDR	28,815,217	0	(4)
	07/2026		1,740	INR	167,368	28	0
	07/2026		105	TRY	4,950	0	0
	08/2026	SEK	3,396	$	350	0	(1)
	09/2026	IDR	28,976,819		1,616	8	0
	09/2026	$	835	IDR	14,861,094	0	(10)
SCX	07/2026	CAD	4,694	$	3,368	59	0
	07/2026	INR	82,635		872	0	0
	07/2026	JPY	282,300		1,761	25	0
	07/2026	$	1,222	CNH	8,257	0	(6)
	07/2026		598	IDR	10,724,973	1	0
	07/2026		2,290	INR	219,462	28	0
	07/2026		3,062	JPY	486,500	0	(70)
	07/2026		1,053	PEN	3,604	1	0
	07/2026		2,516	SGD	3,255	0	0
	08/2026	HKD	10,334	$	1,321	1	0
	08/2026	$	1,831	INR	175,400	16	0
	09/2026	CHF	200	$	249	0	0
	09/2026	IDR	38,251,732		2,119	0	(4)
	09/2026	KZT	3,760		7	0	0
	09/2026	NZD	1,400		796	0	(1)
	09/2026	PEN	3,615		1,053	0	(2)
	09/2026	THB	13,537		413	4	(1)
	09/2026	$	2,129	IDR	38,222,793	4	(12)
	09/2026		872	INR	83,189	1	0
	09/2026		200	SGD	255	0	(2)
	11/2026	NGN	161,750	$	100	0	(11)
SOG	07/2026	CAD	15,722		11,388	303	0
	07/2026	CNH	17,909		2,647	10	0
	07/2026	DKK	17,622		2,744	50	0
	07/2026	EUR	138,795		161,910	3,323	0
	07/2026	JPY	3,461,698		21,790	500	0
	07/2026	PEN	14,547		4,305	51	0
	07/2026	SGD	62		48	0	0
	07/2026	$	9,026	AUD	13,081	31	0
	07/2026		45,766	CHF	37,026	58	0
	07/2026		146,352	EUR	128,661	656	0
	07/2026		7,027	GBP	5,313	20	0
	07/2026		90	INR	8,499	0	0
	07/2026		32,569	SGD	42,177	31	0
	08/2026	AUD	13,081	$	9,020	0	(31)
	08/2026	CAD	304		214	0	0
	08/2026	CHF	36,893		45,766	0	(58)
	08/2026	EUR	128,661		146,551	0	(655)
	08/2026	GBP	5,313		7,027	0	(21)
	08/2026	SGD	42,082		32,569	0	(33)
	08/2026	$	48	SGD	62	0	0
	09/2026		234	EUR	200	0	(5)
	09/2026		670	GBP	500	0	(7)
	09/2026		508	JPY	80,900	0	(7)
	09/2026		200	KRW	301,039	0	(5)
	09/2026		100	MXN	1,769	0	0
UAG	07/2026		3,054	CHF	2,426	0	(52)
	07/2026		640	PLN	2,340	0	(18)
	08/2026		1,611	ILS	4,768	0	(8)
	09/2026	COP	78,555,385	$	20,357	0	(2,218)
	09/2026	MXN	3,302		188	1	0
	09/2026	THB	5,067		154	1	0
	09/2026	$	2,123	CLP	1,889,068	0	(72)
	11/2026	HUF	175,760	EUR	488	0	(2)

Total Forward Foreign Currency Contracts						$15,540	$(12,746)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	3,771	$38	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	2,339	16	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,560	507	1,101

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	3,120	39	1

						$600	$1,102

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	232,900	$165	$583
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	135,500	171	130
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	12,700	17	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	2,500	22	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,300	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	2,600	22	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,300	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	5,000	14	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,800	21	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,400	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,800	22	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,400	17	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	46,800	175	84
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	47,100	36	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	2,140	6	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	47,100	78	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	23,600	48	36
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	40,200	132	130
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	36,400	133	144
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	7,200	634	541
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	7,200	634	593
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	7,200	623	591
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	7,200	623	551
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	10,900	939	907
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	10,900	939	824
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	6,170	18	8
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	28,500	99	96
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	21,000	1,695	987
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	27,400	2,211	1,640
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	6,400	45	11
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,003,980	5,042	1,611
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,003,980	5,042	9,016
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	59,700	143	72

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	50,600	176	182
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	50,600	176	183
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	30,700	2,659	2,492
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	24,300	2,101	1,972
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	121,400	170	116
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	8,500	62	11
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	6,500	27	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	3,800	15	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	94,400	510	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	45,400	191	81
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	2,200	4	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	32,600	121	83
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	37,700	3,319	2,900
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	37,700	3,319	3,046
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	31,290	2,525	1,471
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	40,980	3,307	2,453
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	66,700	72	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	3,500	29	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,800	23	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,600	21	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,300	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,800	23	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,400	17	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	11,100	978	854
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	11,100	978	897
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	8,310	582	602
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	8,310	582	458
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	191,500	148	615
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	192,400	143	434
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	140,400	105	359
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	2,400	8	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	7,700	19	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	32,600	425	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	29,000	576	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	29,000	427	46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	7,900	21	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,800	22	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,400	17	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	24,100	85	26
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	6,900	23	12
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	7,400	652	570
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	7,400	652	599
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	51,000	91	93

							$45,235	$39,317

Total Purchased Options							$45,835	$40,419

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	26,200	$(12)	$(8)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	26,200	(42)	(2)
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	48,000	(47)	(60)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	48,000	(59)	(17)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	26,200	(27)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	12,700	(24)	(16)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	12,800	(18)	(12)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	55,900	(55)	(30)

						$(284)	$(146)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,771	$(14)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,339	(5)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	23,130	(490)	(924)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	3,120	(15)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	2,120	(34)	(18)

						$(558)	$(942)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	19,000	$(183)	$(160)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	1,400	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	1,400	(3)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	700	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	17,100	(178)	(144)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	10,330	(23)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	21,300	(85)	(85)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	21,400	(19)	(10)

							$(498)	$(405)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056			$99.422	09/08/2026	$3,200	$(6)	$(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056			100.625	08/06/2026	15,000	(62)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056			101.031	09/04/2026	13,300	(27)	(24)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056			92.891	07/06/2026	29,500	(119)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056			93.969	07/06/2026	16,900	(34)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056			89.641	08/06/2026	94,400	(494)	(39)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056			95.188	08/06/2026	6,600	(13)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056			95.383	08/06/2026	10,400	(21)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056			96.875	08/06/2026	5,600	(17)	(17)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056			95.531	08/06/2026	3,500	(8)	(2)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	3,200	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	5,900	(7)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	19,400	(32)	(34)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	15,600	(61)	(77)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	15,600	(61)	(45)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	7,800	(13)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	7,800	(13)	(10)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	16,900	(59)	(12)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	4,300	(10)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	8,000	(17)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	5,200	(17)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	5,200	(17)	(13)
					$(1,112)	$(358)

Total Written Options					$(2,452)	$(1,851)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%		$2,800	$(3)	$25	$22	$0
	SW (Finance) I plc	1.000	Quarterly	06/20/2035	2.771		100	(12)	1	0	(11)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆	153	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	◆	65	0	0	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881		3,700	22	11	33	0

								$7	$38	$56	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	6,790	$1,525	$(81)	$1,444	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		14,210	3,277	(255)	3,022	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		10,153	2,309	(150)	2,159	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		22,330	5,164	(415)	4,749	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,570	830	(71)	759	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	7,089	(109)	89	0	(20)

							$12,996	$(883)	$12,133	$(20)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RADMFENT Index	2,071	4.470% (SOFR plus a specified spread)	Monthly	10/06/2026	$5,250	$0	$0	$0	$0
	Receive	RU20INTR Index	705	4.100% (SOFR less a specified spread)	Monthly	12/09/2026	11,756	0	(38)	0	(38)
	Receive	ERAEMLN Index	3,194	4.530% (SOFR plus a specified spread)	Monthly	07/07/2027	9,860	0	0	0	0
BPS	Receive	RADMFENT Index	19,773	4.150% (SOFR plus a specified spread)	Monthly	07/01/2026	53,851	0	(3,909)	0	(3,909)
	Receive	Russell 2000 Net Total Return Index	172	3.730% (SOFR plus a specified spread)	Monthly	09/02/2026	2,868	0	(8)	0	(8)
	Receive	RADMFENT Index	6,743	4.270% (SOFR plus a specified spread)	Monthly	03/10/2027	17,093	0	(63)	0	(63)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Receive	ERAEMLN Index	5,982	4.30% (SOFR plus a specified spread)	Monthly	04/07/2027	18,467	0	(67)	0	(67)
	Receive	RADMFENT Index	218	4.330% (SOFR plus a specified spread)	Monthly	04/07/2027	553	0	(2)	0	(2)
	Receive	RADMFENT Index	4,815	4.270% (SOFR plus a specified spread)	Monthly	05/19/2027	12,206	0	(45)	0	(45)
	Receive	NDDUEAFE Index	491	3.940% (SOFR plus a specified spread)	Monthly	06/02/2027	5,699	0	(18)	0	(18)
BRC	Receive	NDUEEGF Index	74,519	3.910% (SOFR plus a specified spread)	Maturity	07/08/2026	70,140	0	449	449	0
	Receive	NDDUEAFE Index	7,426	3.930% (SOFR plus a specified spread)	Monthly	08/19/2026	86,189	0	(271)	0	(271)
CBK	Receive	NDDUEAFE Index	3,515	3.770% (SOFR plus a specified spread)	Monthly	08/05/2026	40,796	0	(123)	0	(123)
	Receive	NDDUEAFE Index	232	3.980% (SOFR plus a specified spread)	Monthly	10/07/2026	2,693	0	(9)	0	(9)
	Receive	NDUEEGF Index	117,822	3.910% (SOFR plus a specified spread)	Monthly	11/04/2026	111,848	0	(355)	0	(355)
	Receive	NDDUEAFE Index	1,600	3.980% (SOFR plus a specified spread)	Monthly	06/09/2027	18,570	0	(40)	0	(40)
CIB	Receive	RU20INTR Index	3,956	3.980% (SOFR plus a specified spread)	Monthly	07/08/2026	65,966	0	(209)	0	(209)
FAR	Receive	RU20INTR Index	470	3.610% (SOFR plus a specified spread)	Monthly	08/05/2026	7,837	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	1,282	4.210% (SOFR plus a specified spread)	Monthly	11/04/2026	21,504	0	(76)	0	(76)
	Receive	S&P 500 Total Return Index	1,361	4.440% (SOFR plus a specified spread)	Monthly	11/04/2026	22,830	0	(58)	0	(58)
GST	Receive	RU20INTR Index	1,326	3.720% (SOFR plus a specified spread)	Monthly	08/12/2026	22,111	0	(66)	0	(66)
	Receive	Russell 2000 Net Total Return Index	172	3.780% (SOFR plus a specified spread)	Monthly	12/02/2026	2,868	0	(8)	0	(8)
JPM	Receive	ERAUSLT Index	7,260	4.120% (SOFR plus a specified spread)	Monthly	07/08/2026	6,120	0	(21)	0	(21)
	Receive	ERAUSST Index	9,998	3.860% (SOFR plus a specified spread)	Monthly	07/08/2026	100,277	0	(307)	0	(307)
	Receive	NDDUEAFE Index	13,553	3.936% (SOFR plus a specified spread)	Monthly	07/08/2026	157,301	0	(494)	0	(494)
	Receive	RADMFENT Index	1,306	3.640% (SOFR less a specified spread)	Monthly	07/08/2026	4,292	0	(12)	0	(12)
	Receive	RADMFENT Index	884	3.960% (SOFR plus a specified spread)	Monthly	07/08/2026	2,297	0	(7)	0	(7)
	Receive	ERAUSLT Index	21,001	4.140% (SOFR plus a specified spread)	Monthly	07/15/2026	17,704	0	(61)	0	(61)
	Receive	ERAUSST Index	686	3.910% (SOFR plus a specified spread)	Monthly	07/15/2026	6,880	0	(21)	0	(21)
	Receive	RADMFENT Index	4,994	3.670% (SOFR plus a specified spread)	Monthly	07/15/2026	16,414	0	(48)	0	(48)
	Receive	ERAUSLT Index	42,247	4.260% (SOFR plus a specified spread)	Monthly	08/05/2026	35,614	0	(125)	0	(125)
	Receive	ERAUSLT Index	5,228	4.190% (SOFR plus a specified spread)	Monthly	12/09/2026	52,435	0	(174)	0	(174)
	Receive	ERAUSLT Index	20,400	4.290% (SOFR plus a specified spread)	Monthly	12/09/2026	17,197	0	(61)	0	(61)
	Receive	RADMFXNT Index	20,596	4.030% (SOFR plus a specified spread)	Monthly	05/19/2027	53,527	0	(176)	0	(176)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

MBC	Receive	NDUEEGF Index	2,171	4.110% (SOFR plus a specified spread)	Monthly	09/02/2026	2,061	0	(7)	0	(7)
	Receive	ERADXULN Index	2,849	3.850% (SOFR plus a specified spread)	Monthly	11/04/2026	8,081	0	(26)	0	(26)
	Receive	NDDUEAFE Index	105	4.020% (SOFR plus a specified spread)	Monthly	06/09/2027	1,219	0	(2)	0	(2)
	Receive	ERADXULN Index	1,661	4.210% (SOFR plus a specified spread)	Monthly	07/07/2027	4,711	0	0	0	0
MEI	Receive	ERAEMLN Index	50,398	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026	155,584	0	(570)	0	(570)
	Receive	ERAEMLN Index	2,148	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	6,631	0	(24)	0	(24)
	Receive	RADMFXNT Index	1,883	3.910% (SOFR plus a specified spread)	Monthly	08/05/2026	4,894	0	(16)	0	(16)
	Receive	ERADXULN Index	478	3.926% (SOFR plus a specified spread)	Monthly	08/19/2026	1,356	0	(4)	0	(4)
MYI	Receive	NDDUEAFE Index	1,688	3.870% (SOFR plus a specified spread)	Maturity	07/01/2026	19,473	0	64	64	0
	Receive	ERADXULN Index	6,287	3.735% (SOFR plus a specified spread)	Monthly	07/08/2026	17,833	0	(55)	0	(55)
	Receive	NDDUEAFE Index	4,349	3.900% (SOFR plus a specified spread)	Monthly	07/08/2026	50,476	0	(157)	0	(157)
	Receive	NDDUEAFE Index	444	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	5,153	0	(16)	0	(16)
	Receive	NDDUEAFE Index	954	3.930% (SOFR plus a specified spread)	Monthly	05/19/2027	11,073	0	(35)	0	(35)
	Receive	ERADXULN Index	40,216	3.950% (SOFR plus a specified spread)	Monthly	06/02/2027	114,071	0	(336)	0	(336)
	Receive	NDDUEAFE Index	1,688	3.980% (SOFR plus a specified spread)	Monthly	06/02/2027	19,592	0	(55)	0	(55)
RBC	Receive	ERAUSST Index	2,835	4.010% (SOFR plus a specified spread)	Monthly	08/12/2026	28,434	0	(61)	0	(61)
UAG	Receive	NDDUEAFE Index	633	3.840% (SOFR plus a specified spread)	Monthly	11/04/2026	7,347	0	(22)	0	(22)
	Receive	NDDUEAFE Index	2,116	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	24,559	0	(79)	0	(79)

								$0	$(7,847)	$513	$(8,360)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	108,549	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$5,480	$0	$(15)	$0	$(15)
FAR	Pay	Amazon.com,Inc.	56,722	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	13,199	0	(316)	0	(316)
	Pay	NVIDIA Corp.	237,011	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	46,392	0	(995)	0	(995)
JPM	Pay	Janus Henderson AAA CLO ETF	108,549	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	5,481	0	16	16	0

								$0	$(1,310)	$16	$(1,326)

Total Swap Agreements								$13,003	$(10,002)	$12,718	$(9,717)

(l)

Securities with an aggregate market value of $34,934 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,057	$2,301	$7,358
Corporate Bonds & Notes
Banking & Finance	0	65,546	1,143	66,689
Industrials	0	26,443	0	26,443
Utilities	0	4,019	0	4,019
Municipal Bonds & Notes
California	0	870	0	870
Illinois	0	330	0	330
Nebraska	0	22	0	22
Ohio	0	56	0	56
Pennsylvania	0	6	0	6
Washington	0	647	0	647
U.S. Government Agencies	0	1,539,647	0	1,539,647
U.S. Treasury Obligations	0	69,973	0	69,973
Non-Agency Mortgage-Backed Securities	0	132,242	0	132,242
Asset-Backed Securities
Automobile Sequential	0	8,548	0	8,548
CMBS Other	0	33,234	0	33,234
Home Equity Other	0	273,598	0	273,598
Home Equity Sequential	0	8	0	8
Whole Loan Collateral	0	41,902	0	41,902
Other ABS	0	83,469	0	83,469
Sovereign Issues	0	151,678	0	151,678
Common Stocks
Consumer Discretionary	13,519	0	0	13,519
Information Technology	47,424	0	0	47,424
Exchange-Traded Funds	154,752	0	0	154,752
Short-Term Instruments
Repurchase Agreements	0	128,300	0	128,300
Egypt Treasury Bills	0	248	0	248
Nigeria Treasury Bills	0	3,299	0	3,299
U.S. Treasury Bills	0	27,879	0	27,879

	$215,695	$2,597,021	$3,444	$2,816,160
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41	$0	$0	$41

Total Investments	$215,736	$2,597,021	$3,444	$2,816,201

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(249,583)	$0	$(249,583)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	457	6,306	0	6,763
Over the counter	0	68,676	1	68,677

	$457	$74,982	$1	$75,440
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,323)	(5,434)	0	(6,757)
Over the counter	0	(24,314)	0	(24,314)

	$(1,323)	$(29,748)	$0	$(31,071)

Total Financial Derivative Instruments	$(866)	$45,234	$1	$44,369

Totals	$214,870	$2,392,672	$3,445	$2,610,987

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate